FINANCIAL RISK MANAGEMENT - MARKET RISK - FOREIGN CURRENCY RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	¥ 416,525,000	¥ 595,862,000
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	(689,000)	(1,452,000)	¥ 2,592,000
Monetary liabilities
Other payables	413,649,000	427,144,000
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency denominated monetary assets	23,562,000	27,032,000
Currency risk [member] | HKD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	23,122,000	27,003,000
Other receivables	¥ 440,000	0
Increase (decrease) of exchange rate	5.00%
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	¥ 884,000	1,008,000
Monetary liabilities
Other payables	0	132,000
Currency risk [member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 0	¥ 29,000